Income Taxes (Components of Income Before Income Taxes and Equity Earnings) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
U.S.	$ 10	$ (3)	$ 18
Foreign	819	772	621
Income before income taxes	$ 829	$ 769	$ 639